Stock Based Compensation (Details Textual) - USD ($)		1 Months Ended								3 Months Ended		12 Months Ended
	Oct. 04, 2019	Dec. 29, 2019	Jul. 02, 2019	Dec. 29, 2018	Jun. 19, 2018	Dec. 29, 2017	Jul. 31, 2017	Jun. 23, 2017	Feb. 13, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	May 05, 2017
Stock Based Compensation (Textual)
Stock option aggregate shares									1,088,882
Share-based Compensation										$ 464,827	$ 313,042	$ 2,342,802	$ 1,422,961
Unrecognized stock-based compensation expense												$ 1,443,000
Stock option weighted average period												1 year 6 months 10 days
Aerkomm 2017 [Member]
Stock Based Compensation (Textual)
Description of plan agreements								Which includes, 1) 1/6 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/60 for the next 60 months on the same day of the month as the vesting start date; 2) 1/4 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/36 for the next 36 months on the same day of the month as the vesting start date; 3) 1/3 of the shares subject to the option shall vest commencing on the first anniversary of vesting start date and the remaining shares shall vest at the rate of 50% each year for the next two years on the same day of the month as the vesting start date.
Equity Option [Member] | Exercisable 2019 [Member]
Stock Based Compensation (Textual)
Shares exercisable												379,272
Equity Option [Member] | Exercisable 2020 [Member]
Stock Based Compensation (Textual)
Shares exercisable										388,397		186,678
Equity Option [Member] | Exercisable 2021 [Member]
Stock Based Compensation (Textual)
Shares exercisable										179,553		124,100
Equity Option [Member] | Exercisable 2022 [Member]
Stock Based Compensation (Textual)
Shares exercisable												29,350
Equity Option [Member] | Exercisable 2022 [Member]
Stock Based Compensation (Textual)
Shares exercisable										124,100
Equity Option [Member] | Exercisable 2023 [Member]
Stock Based Compensation (Textual)
Shares exercisable										29,350
Equity Option [Member] | Aerkomm 2014 Plan [Member]
Stock Based Compensation (Textual)
Shares exercisable												932,262
Equity Option [Member] | Aerkomm 2017 [Member]
Stock Based Compensation (Textual)
Shares exercisable										388,397		379,272
Board of Directors [Member]
Stock Based Compensation (Textual)
Stock option aggregate shares	85,400	12,000	339,000	12,000		12,000
Description of plan agreements	Aerkomm 2017 Plan to three (3) of its employees. 25% of the shares vested on the grant date, and 25% of the shares will vest on each of October 4, 2020, October 4, 2021 and October 4, 2022, respectively.	The Aerkomm 2017 Plan to three of the Company's independent directors, 4,000 shares each. All of these options shall vest at the date of 1/12th each month for the next 12 months on the same day of December 2019.	Aerkomm 2017 Plan to 22 of its directors, officers and employees. 25% of the shares vested on the grant date, 25% of the shares vested on July 17, 2019, 25% of the shares will vest on the first anniversary of the grant date, and 25% of the shares will vest upon the second anniversary of the grant date.
Board of Directors [Member] | Aerkomm 2017 [Member]
Stock Based Compensation (Textual)
Stock option aggregate shares							109,000
Issuance shares of common stock								2,000,000						1,000,000
Aggregate shares issued								291,000
Description of plan agreements					The Aerkomm 2017 Plan to two of the Company executives. One-fourth of the 32,000 shares subject to the option shall vest on May 1, 2019, 2020, 2021 and 2022, respectively. One-third of the 30,000 shares subject to the option shall vest on May 29, 2019, 2020 and 2021, respectively.		The Aerkomm 2017 Plan to 11 of its employees. 1/3 of these shares subject to the option shall vest commencing on the first anniversary of vesting start date and the remaining shares shall vest at the rate of 50% each year for the next two years on the same day of the month as the vesting start date.
Board of Directors [Member] | Aerkomm 2017 [Member] | Minimum [Member]
Stock Based Compensation (Textual)
Stock option aggregate shares					30,000
Board of Directors [Member] | Aerkomm 2017 [Member] | Maximum [Member]
Stock Based Compensation (Textual)
Stock option aggregate shares					32,000
Director [Member] | Aerkomm 2017 [Member]
Stock Based Compensation (Textual)
Stock option aggregate shares		4,000		4,000		4,000